                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUNDS (PROSPECTUS EFFECTIVE DATE)                                MATERIAL NUMBER
RiverSource Portfolio Builder Aggressive Fund,                       S-6282-99 J
RiverSource Portfolio Builder Conservative Fund,
RiverSource Portfolio Builder Moderate Aggressive Fund,
RiverSource Portfolio Builder Moderate Conservative Fund,
RiverSource Portfolio Builder Moderate Fund,
RiverSource Portfolio Builder Total Equity Fund (April 1, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Funds' portfolio managers have been changed. This change results in modification to the investment process used for the Funds. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund(s), Fund Management, and Fund Management and Compensation sections of the Funds' prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Funds' prospectus:

The list of portfolio managers shown under the caption "Fund Management" for each Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Anwiti Bahuguna     Portfolio Manager   May 2010
Kent M. Bergene     Portfolio Manager   2004
David M. Joy        Portfolio Manager   2004
Colin Moore         Portfolio Manager   May 2010
Kent Peterson       Portfolio Manager   May 2010
Marie Schofield     Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Funds' day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Funds section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Anwiti Bahuguna, Portfolio Manager

-    Managed the Funds since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

Kent M. Bergene, Portfolio Manager

-    Managed the Funds since 2004.

-    Joined the investment manager in 1981.

- Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

-    BS, University of North Dakota.

David M. Joy, Portfolio Manager

-    Managed the Funds since 2004.

-    Joined the investment manager in 2003.

- Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Colin Moore, Portfolio Manager

-    Managed the Funds since May 2010.

-    Chief Investment Officer of the investment manager.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

Kent Peterson, Ph.D., Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie Schofield, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

The information under the caption "Principal Investment Strategies of the Fund" for each Fund in each Summayr of the Fund section is unchanged.

The information under the caption "Principal Investment Strategies of the Funds" in the More Information about the Funds section is hereby superseded and replaced with the following information:

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) or an affiliate acts as investment manager or principal underwriter. The investment manager is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary main asset classes: equity, fixed income and cash. The Funds may also invest in alternative investment strategies. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

                                   ASSET CLASS
                             ----------------------   ALTERNATIVE
                                       FIXED           INVESTMENT
FUND                         EQUITY   INCOME   CASH    STRATEGIES
----                         ------   ------   ----   -----------
Conservative Fund             15-25%  65-75%   5-15%      0-5%
Moderate Conservative Fund    30-40%  55-65%   0-10%      0-5%
Moderate Fund                 45-55%  45-55%    0-5%      0-5%
Moderate Aggressive Fund      60-70%  30-40%    0-5%      0-5%
Aggressive Fund               75-85%  15-25%    0-5%      0-5%
Total Equity Fund            95-100%      0%    0-5%      0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors (the Board).

ASSET ALLOCATION

First, the investment manager determines what percentage of each Fund's assets should be invested in the three main asset classes. They also determine the allocation, if any, to alternative investment strategies. The mix of asset classes provides the first level of diversification for each Fund. The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

- Within the equity allocation, the investment manager seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

- Within the fixed income allocation, the investment manager seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

FUND SELECTION

Next, the investment manager selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the investment manager's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the investment manager considers historical performance, risk/return characteristics, and manager tenure. The investment manager monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations overtime. The investment manager may periodically reallocate each Fund's investments in the underlying funds to bring the Funds back within their target ranges. The following section shows which underlying funds are within each asset class. A description of the underlying funds' investment goals and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B.

UNDERLYING FUNDS

Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and be used by the investment manager for that purpose. A description of the underlying funds' investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge at riversource.com/ prospectus for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling 1 (800) 221-2450.

EQUITY

RiverSource Disciplined Equity Fund, RiverSource Disciplined International Equity Fund, RiverSource Disciplined Large Cap Growth Fund, RiverSource Disciplined Large Cap Value Fund, RiverSource Disciplined Small and Mid Cap Equity Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource Diversified Equity Income Fund, RiverSource Dividend Opportunity Fund, RiverSource Equity Value Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners Fundamental Value Fund, RiverSource Partners International Select Growth Fund, RiverSource Partners International Select Value Fund, RiverSource Partners International Small Cap Fund, RiverSource Partners Small Cap Value Fund, RiverSource Precious Metals and Mining Fund, RiverSource Real Estate Fund, RiverSource Recovery and Infrastructure Fund, Seligman Capital Fund, Seligman Communications and Information Fund, Seligman Frontier Fund, Seligman Global Technology Fund, Seligman Growth Fund, Seligman Large-Cap Value Fund, RiverSource LaSalle Global Real Estate Fund, RiverSource LaSalle Monthly Dividend Real Estate Fund, Seligman Smaller-Cap Value Fund, Threadneedle Emerging Markets Fund, Threadneedle European Equity Fund, Threadneedle Global Equity Fund, Threadneedle Global Equity Income Fund and Threadneedle International Opportunity Fund

FIXED INCOME

RiverSource Diversified Bond Fund, RiverSource Emerging Markets Bond Fund, RiverSource Floating Rate Fund, RiverSource Global Bond Fund, RiverSource High Yield Bond Fund, RiverSource Income Opportunities Fund, RiverSource Inflation Protected Securities Fund, RiverSource Limited Duration Bond Fund, RiverSource Short Duration U.S. Government Fund and RiverSource U.S. Government Mortgage Fund

CASH

RiverSource Cash Management Fund

ALTERNATIVE INVESTMENT STRATEGIES

RiverSource Absolute Return Currency and Income Fund

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager will report to the Funds' Board on the steps it has taken to manage any potential conflicts.

                                                               S-6282-8 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource S&P 500 Index Fund (April 1, 2010)                       S-6434-99 R

Effective April 1, 2010 through at least March 31, 2011, the investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) such that net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.57% for Class D and 0.44% for Class E (the "fee cap change").

As a result of the fee cap change, the Annual Fund Operating Expenses table is superseded and replaced with the following:

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS D   CLASS E
                                                 -------   -------
Management fees                                   0.22%     0.22%
Distribution and/or service (12b-1) fees          0.25%     0.00%
Other expenses                                    0.26%     0.34%
Total annual fund operating expenses              0.73%     0.56%
Less: Fee waiver/expense reimbursement(b)        (0.16%)   (0.12%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.57%     0.44%

(a) The expense ratios are based on expenses incurred during the Fund's most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund's average net assets as of a different period or point in time, as the Fund's asset levels will fluctuate. The Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratio presented in the table.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.57% for Class D and 0.44% for Class E.

Also as a result of the fee cap change, the amounts in the Example table are reduced to the amounts shown in the revised Example table shown below:

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                               ------   -------   -------   --------
Class D (whether or not shares are redeemed)     $58      $218      $391      $895
Class E (whether or not shares are redeemed)     $45      $168      $301      $693

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Fund Management, and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER     TITLE               MANAGED FUND SINCE
-----------------     -----               ------------------
Alfred F. Alley III   Portfolio Manager   May 2010
Cheryl D'Hollander    Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alfred F. Alley III, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Cheryl D'Hollander, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2003.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of the Fund section is hereby superseded and replaced with the following information: The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that may affect security values.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Fund section is hereby superseded and replaced with the following information:

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that may affect security values. The investment manager will monitor the performance of the Fund against the S&P 500 and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security continues to be included in the S&P 500.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

-    A company's market weighting otherwise changes with respect to the S&P 500.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

The information under the caption "Principal Risks of Investing in the Fund" in the Summary of the Fund and More Information about the Fund sections is hereby revised to remove Quantitative Model Risk.

                       This page intentionally left blank

                                                               S-6434-6 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Small Company Index Fund (April 1, 2010)                 S-6357-99 W

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Fund Management, and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER     TITLE               MANAGED FUND SINCE
-----------------     -----               ------------------
Alfred F. Alley III   Portfolio Manager   May 2010
Cheryl D'Hollander    Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alfred F. Alley III, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Cheryl D'Hollander, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2003.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of the Fund section is hereby superseded and replaced with the following information:

The Fund is a diversified mutual fund that, under normal market conditions, will invest at least 80% of its net assets in common stocks of companies in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 or the Index). The Index is composed of approximately 600 companies located in the United States. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Index, which includes stocks of larger, more established firms.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that may affect security values.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Fund section is hereby superseded and replaced with the following information:

The Fund is a diversified mutual fund that, under normal market conditions, will invest at least 80% of its net assets in common stocks of companies in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 or the Index). The Index is composed of approximately 600 companies located in the United States. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Index, which includes stocks of larger, more established firms. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that may affect security values.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security continues to be included in the S&P SmallCap 600.

- Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

-    A company's market weighting otherwise changes with respect to the Index.

- Timing of cash flows in and out of the Fund requires the investment manager to sell a security.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The information under the caption "Principal Risks of Investing in the Fund" in the Summary of the Fund and More Information about the Fund sections are hereby revised to remove Quantitative Model Risk.

                                                              S-6357-11 A (5/10)